SEI TAX EXEMPT TRUST

Intermediate-Term Municipal Fund
Short Duration Municipal Fund
California Municipal Bond Fund
Massachusetts Municipal Bond Fund
New Jersey Municipal Bond Fund
New York Municipal Bond Fund
Pennsylvania Municipal Bond Fund

Supplement Dated December 8, 2004
to the Class A Shares Prospectus Dated December 31, 2003

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus, and should be read in conjunction with such Prospectus.

Addition of Disclosure Regarding Short-Term Trading

The Prospectus is hereby amended and supplemented to add disclosure regarding the Intermediate-Term Municipal, Short Duration Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond and Pennsylvania Municipal Bond Funds' (each a "Fund" and, together, the "Funds") policies on short-term trading. In the section entitled "Purchasing and Selling Fund Shares," after the sub-section entitled "Minimum Purchases," the following language is hereby added:

Frequent Purchases and Redemptions of Fund Shares

"Market timing" refers to a pattern of frequent purchases and sales of a Fund's shares, often with the intent of earning arbitrage profits. Market timing can harm other shareholders in various ways, including by diluting the value of the shareholders' holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing a Fund to incur unwanted taxable gains, and forcing a Fund to hold excess levels of cash.

The Funds are intended to be long-term investment vehicles and are not designed for investors that engage in short-term trading activity (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa, in an effort to take advantage of short-term market movements). This policy does not apply with respect to money market funds. The Funds' transfer agent will monitor trades in an effort to detect short-term trading activities. If, as a result of this monitoring, a Fund determines, in its sole discretion, that a shareholder has engaged in excessive short-term trading, it will refuse to process future purchases or exchanges into the Fund from that shareholder's account.

A shareholder will be considered to be engaging in excessive short-term trading in a Fund in the following circumstances:

i. if the shareholder conducts four or more "round trips" in a Fund (other than a money market fund) in any twelve-month period. A round trip involves the purchase of shares of a Fund and subsequent redemption of all or most of those shares. An exchange into and back out of a Fund in this manner is also considered a round trip.

ii. if a Fund determines, in its sole discretion, that a shareholder's trading activity constitutes excessive short-term trading, regardless of whether such shareholder exceeds the foregoing round trip threshold.

The Funds in their sole discretion also reserve the right to reject any purchase request (including exchange requests) for any reason without notice.

Judgments with respect to implementation of the Funds' policy are made in good faith in a manner that the Funds believe is consistent with the best long-term interests of shareholders. When applying the Funds' policy, the Funds may consider (to the extent reasonably available) an investor's trading history in all SEI funds, as well as trading in accounts under common ownership, influence or control, and any other information available to the Funds.

The Funds' monitoring techniques are intended as a reasonable approach to identify and deter short-term trading in the Funds. However, despite the existence of these monitoring techniques, it is possible that short-term trading may occur in the Funds without being identified. For example, certain investors seeking to engage in short-term trading may be adept at taking steps to hide their identity or activity from the Funds' monitoring techniques. Operational or technical limitations may also limit the Funds' ability to identify short-term trading activity.

While it is the Funds' intention that intermediaries trading in Fund shares will assist the Funds in enforcing the Funds' policies, certain intermediaries may be unable or unwilling to effectively enforce the Funds' trading or exchange restrictions. The Funds will monitor trading activity coming from such intermediaries and take reasonable steps to seek cooperation from any intermediary through which the Funds believe short-term trading activity is taking place.

Certain of the SEI funds are sold to participant-directed employee benefit plans. The Funds' ability to monitor or restrict trading activity by individual participants in a plan may be constrained by regulatory restrictions or plan policies. In such circumstances, the Fund will take such action, which may include taking no action, as deemed appropriate in light of all the facts and circumstances.

Addition of Disclosure on Portfolio Holdings Information

The Prospectus is hereby amended and supplemented to add disclosure regarding the Funds' policies on the disclosure of portfolio holdings information. After the section entitled "Purchasing and Selling Fund Shares," the following new section is hereby added:

Disclosure of Portfolio Holdings Information

Information regarding the Funds' policy and procedures on the disclosure of portfolio holdings information is available in the SAI. Portfolio holdings information for each Fund is available on the following website: http://www.seic.com/holdings_home_ria.asp. As of the most recent month-end, the Funds will post to the website the Funds' top ten holdings and full portfolio holdings. The Funds' top ten holdings will be available within ten (10) calendar days and the Funds' full portfolio holdings will be available within thirty (30) calendar days of the end of each month. Holdings information will remain on the website until the first business day of the fifth month after the date to which the data relates.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI TAX EXEMPT TRUST

Pennsylvania Municipal Bond Fund

Supplement Dated December 8, 2004
to the Class B Shares Prospectus Dated December 31, 2003

This Supplement provides new and additional information beyond that contained in the Class B Shares Prospectus, and should be read in conjunction with such Prospectus.

Addition of Disclosure Regarding Short-Term Trading

The Prospectus is hereby amended and supplemented to add disclosure regarding the Pennsylvania Municipal Bond Fund's (the "Fund") policies on short-term trading. In the section entitled "Purchasing and Selling Fund Shares," after the sub-section entitled "How the Fund Calculates NAV," the following language is hereby added:

Frequent Purchases and Redemptions of Fund Shares

"Market timing" refers to a pattern of frequent purchases and sales of the Fund's shares, often with the intent of earning arbitrage profits. Market timing can harm other shareholders in various ways, including by diluting the value of the shareholders' holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing the Fund to incur unwanted taxable gains, and forcing the Fund to hold excess levels of cash.

The Fund is intended to be a long-term investment vehicle and is not designed for investors that engage in short-term trading activity (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa, in an effort to take advantage of short-term market movements). This policy does not apply with respect to money market funds. The Fund's transfer agent will monitor trades in an effort to detect short-term trading activities. If, as a result of this monitoring, the Fund determines, in its sole discretion, that a shareholder has engaged in excessive short-term trading, it will refuse to process future purchases or exchanges into the Fund from that shareholder's account.

A shareholder will be considered to be engaging in excessive short-term trading in the Fund in the following circumstances:

i. if the shareholder conducts four or more "round trips" in the Fund (other than a money market fund) in any twelve-month period. A round trip involves the purchase of shares of the Fund and subsequent redemption of all or most of those shares. An exchange into and back out of the Fund in this manner is also considered a round trip.

ii. if the Fund determines, in its sole discretion, that a shareholder's trading activity constitutes excessive short-term trading, regardless of whether such shareholder exceeds the foregoing round trip threshold.

The Fund in its sole discretion also reserves the right to reject any purchase request (including exchange requests) for any reason without notice.

Judgments with respect to implementation of the Fund's policy are made in good faith in a manner that the Fund believes is consistent with the best long-term interests of shareholders. When applying the Fund's policy, the Fund may consider (to the extent reasonably available) an investor's trading history in all SEI funds, as well as trading in accounts under common ownership, influence or control, and any other information available to the Fund.

The Fund's monitoring techniques are intended as a reasonable approach to identify and deter short-term trading in the Fund. However, despite the existence of these monitoring techniques, it is possible that short-term trading may occur in the Fund without being identified. For example, certain investors seeking to engage in short-term trading may be adept at taking steps to hide their identity or activity from the Fund's monitoring techniques. Operational or technical limitations may also limit the Fund's ability to identify short-term trading activity.

While it is the Fund's intention that intermediaries trading in Fund shares will assist the Fund in enforcing the Fund's policies, certain intermediaries may be unable or unwilling to effectively enforce the Fund's trading or exchange restrictions. The Fund will monitor trading activity coming from such intermediaries and take reasonable steps to seek cooperation from any intermediary through which the Fund believes short-term trading activity is taking place.

Certain of the SEI funds are sold to participant-directed employee benefit plans. The Fund's ability to monitor or restrict trading activity by individual participants in a plan may be constrained by regulatory restrictions or plan policies. In such circumstances, the Fund will take such action, which may include taking no action, as deemed appropriate in light of all the facts and circumstances.

Addition of Disclosure on Portfolio Holdings Information

The Prospectus is hereby amended and supplemented to add disclosure regarding the Fund's policies on the disclosure of portfolio holdings information. After the section entitled "Purchasing and Selling Fund Shares," the following new section is hereby added:

Disclosure of Portfolio Holdings Information

Information regarding the Fund's policy and procedures on the disclosure of portfolio holdings information is available in the SAI. Portfolio holdings information for the Fund is available on the following website: http://www.seic.com/holdings_home_ria.asp. As of the most recent month-end, the Fund will post to the website the Fund's top ten holdings and full portfolio holdings. The Fund's top ten holdings will be available within ten (10) calendar days and the Fund's full portfolio holdings will be available within thirty (30) calendar days of the end of each month. Holdings information will remain on the website until the first business day of the fifth month after the date to which the data relates.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI TAX EXEMPT TRUST

California Tax Exempt Fund
Pennsylvania Tax Free Fund

Supplement Dated December 8, 2004
to the Class A, B & C Shares Prospectuses Dated December 31, 2003

This Supplement provides new and additional information beyond that contained in the Class A, B & C Shares Prospectuses, and should be read in conjunction with such Prospectuses.

Change in Investment Adviser and Approval of a "Manager of Managers" Structure

On October 27, 2004, at a special meeting of shareholders of the California Tax Exempt and Pennsylvania Tax Free Funds (each a "Fund" and, together, the "Funds"), each a portfolio of the SEI Tax Exempt Trust, the shareholders of the Funds approved: (i) the operation of the Funds under a "manager of managers" structure, which allows the Board of Trustees to appoint additional and replacement investment sub-advisers for the Funds without obtaining shareholder approval; and (ii) the appointment of SEI Investments Management Corporation ("SIMC") as the Funds' investment adviser and "manager of managers." As of November 1, 2004, SIMC will serve as the Funds' investment adviser and "manager of managers" under a new investment advisory agreement approved by the shareholders of the Funds.

Pursuant to the "manager of managers" structure, the Board of Trustees approved Weiss, Peck & Greer Investments ("WPG") as the investment sub-adviser to the Funds. As of November 1, 2004, WPG, which previously served as the Funds' investment adviser, will serve as the Funds' investment sub-adviser under a new sub-advisory agreement approved under the "manager of managers" structure. Accordingly, the prospectuses are hereby supplemented to reflect the approval of the "manager of managers" structure for the Funds and the approval of SIMC as the Funds' investment adviser and "manager of managers."

Addition of Disclosure Regarding Short-Term Trading

The Prospectuses are hereby amended and supplemented to add disclosure regarding the Funds' policies on short-term trading. In the section entitled "Purchasing and Selling Fund Shares," after the sub-section entitled "How the Fund Calculates NAV," the following language is hereby added:

Frequent Purchases and Redemptions of Fund Shares

"Market timing" refers to a pattern of frequent purchases and sales of the Fund's shares, often with the intent of earning arbitrage profits. Market timing can harm other shareholders in various ways, including by diluting the value of the shareholders' holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing the Fund to incur unwanted taxable gains, and forcing the Fund to hold excess levels of cash.

The Fund has not adopted a policy and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. Due to its use for cash sweep and other purposes, it is the Fund's expectation that this money market fund will be used by certain investors for short-term investment purposes.

Addition of Disclosure on Portfolio Holdings Information

The Prospectuses are hereby amended and supplemented to add disclosure regarding the Funds' policies on the disclosure of portfolio holdings information. After the section entitled "Purchasing and Selling Fund Shares," the following new section is hereby added:

Disclosure of Portfolio Holdings Information

Information regarding the Fund's policy and procedures on the disclosure of portfolio holdings information is available in the SAI. Portfolio holdings information for the Fund is available on the following website: http://www.seic.com/holdings_home_ria.asp. As of the most recent month-end, the Fund will post to the website the Fund's top ten holdings and full portfolio holdings. The Fund's top ten holdings will be available within ten (10) calendar days and the Fund's full portfolio holdings will be available within thirty (30) calendar days of the end of each month. Holdings information will remain on the website until the first business day of the fifth month after the date to which the data relates.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI TAX EXEMPT TRUST

Institutional Tax Free Fund

Supplement Dated December 8, 2004
to the Class A, Class B and Class C Shares Prospectuses Dated December 31, 2003

This Supplement provides new and additional information beyond that contained in the Class A, Class B and Class C Shares Prospectuses, and should be read in conjunction with such Prospectuses.

Change in Investment Adviser and Approval of a "Manager of Managers" Structure

On October 27, 2004, at a special meeting of shareholders of the Institutional Tax Free Fund (the "Fund"), a portfolio of the SEI Tax Exempt Trust, the shareholders of the Fund approved: (i) the operation of the Fund under a "manager of managers" structure, which allows the Board of Trustees to appoint additional and replacement investment sub-advisers for the Fund without obtaining shareholder approval; and (ii) the appointment of SEI Investments Management Corporation ("SIMC") as the Fund's investment adviser and "manager of managers." As of November 1, 2004, SIMC will serve as the Fund's investment adviser and "manager of managers" under a new investment advisory agreement approved by the shareholders of the Fund.

Pursuant to the "manager of managers" structure, the Board of Trustees approved Weiss, Peck & Greer Investments ("WPG") as the investment sub-adviser to the Fund. As of November 1, 2004, WPG, which previously served as the Fund's investment adviser, will serve as the Fund's investment sub-adviser under a new sub-advisory agreement approved under the "manager of managers" structure. Accordingly, the prospectuses are hereby supplemented to reflect the approval of the "manager of managers" structure for the Fund and the approval of SIMC as the Fund's investment adviser and "manager of managers."

Addition of Disclosure Regarding Short-Term Trading

The Prospectuses are hereby amended and supplemented to add disclosure regarding the Fund's policies on short-term trading. In the section entitled "Purchasing and Selling Fund Shares," after the sub-section entitled "How the Fund Calculates NAV," the following language is hereby added:

Frequent Purchases and Redemptions of Fund Shares

"Market timing" refers to a pattern of frequent purchases and sales of the Fund's shares, often with the intent of earning arbitrage profits. Market timing can harm other shareholders in various ways, including by diluting the value of the shareholders' holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing the Fund to incur unwanted taxable gains, and forcing the Fund to hold excess levels of cash.

The Fund has not adopted a policy and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. Due to its use for cash sweep and other purposes, it is the Fund's expectation that this money market fund will be used by certain investors for short-term investment purposes.

Addition of Disclosure on Portfolio Holdings Information

The Prospectuses are hereby amended and supplemented to add disclosure regarding the Fund's policies on the disclosure of portfolio holdings information. After the section entitled "Purchasing and Selling Fund Shares," the following new section is hereby added:

Disclosure of Portfolio Holdings Information

Information regarding the Fund's policy and procedures on the disclosure of portfolio holdings information is available in the SAI. Portfolio holdings information for the Fund is available on the following website: http://www.seic.com/holdings_home_ria.asp. As of the most recent month-end, the Fund will post to the website the Fund's top ten holdings and full portfolio holdings. The Fund's top ten holdings will be available within ten (10) calendar days and the Fund's full portfolio holdings will be available within thirty (30) calendar days of the end of each month. Holdings information will remain on the website until the first business day of the fifth month after the date to which the data relates.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI TAX EXEMPT TRUST

Tax Free Fund

Supplement Dated December 8, 2004
to the Class A Shares Prospectus Dated December 31, 2003

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus, and should be read in conjunction with such Prospectus.

Change in Investment Adviser and Approval of a "Manager of Managers" Structure

On October 27, 2004, at a special meeting of shareholders of the Tax Free Fund (the "Fund"), a portfolio of the SEI Tax Exempt Trust, the shareholders of the Fund approved: (i) the operation of the Fund under a "manager of managers" structure, which allows the Board of Trustees to appoint additional and replacement investment sub-advisers for the Fund without obtaining shareholder approval; and (ii) the appointment of SEI Investments Management Corporation ("SIMC") as the Fund's investment adviser and "manager of managers." As of November 1, 2004, SIMC will serve as the Fund's investment adviser and "manager of managers" under a new investment advisory agreement approved by the shareholders of the Fund.

Pursuant to the "manager of managers" structure, the Board of Trustees approved Weiss, Peck & Greer Investments ("WPG") as the investment sub-adviser to the Fund. As of November 1, 2004, WPG, which previously served as the Fund's investment adviser, will serve as the Fund's investment sub-adviser under a new sub-advisory agreement approved under the "manager of managers" structure. Accordingly, the prospectus is hereby supplemented to reflect the approval of the "manager of managers" structure for the Fund and the approval of SIMC as the Fund's investment adviser and "manager of managers."

Addition of Disclosure Regarding Short-Term Trading

The Prospectus is hereby amended and supplemented to add disclosure regarding the Fund's policies on short-term trading. In the section entitled "Purchasing and Selling Fund Shares," after the sub-section entitled "How the Fund Calculates NAV," the following language is hereby added:

Frequent Purchases and Redemptions of Fund Shares

"Market timing" refers to a pattern of frequent purchases and sales of the Fund's shares, often with the intent of earning arbitrage profits. Market timing can harm other shareholders in various ways, including by diluting the value of the shareholders' holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing the Fund to incur unwanted taxable gains, and forcing the Fund to hold excess levels of cash.

The Fund has not adopted a policy and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. Due to its use for cash sweep and other purposes, it is the Fund's expectation that this money market fund will be used by certain investors for short-term investment purposes.

Addition of Disclosure on Portfolio Holdings Information

The Prospectus is hereby amended and supplemented to add disclosure regarding the Fund's policies on the disclosure of portfolio holdings information. After the section entitled "Purchasing and Selling Fund Shares," the following new section is hereby added:

Disclosure of Portfolio Holdings Information

Information regarding the Fund's policy and procedures on the disclosure of portfolio holdings information is available in the SAI. Portfolio holdings information for the Fund is available on the following website: http://www.seic.com/holdings_home_ria.asp. As of the most recent month-end, the Fund will post to the website the Fund's top ten holdings and full portfolio holdings. The Fund's top ten holdings will be available within ten (10) calendar days and the Fund's full portfolio holdings will be available within thirty (30) calendar days of the end of each month. Holdings information will remain on the website until the first business day of the fifth month after the date to which the data relates.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI TAX EXEMPT TRUST

Massachusetts Tax Free Money Market Fund

Supplement Dated December 8, 2004
to the Class A, Class B and Class C Shares Prospectuses Dated December 31, 2003

This Supplement provides new and additional information beyond that contained in the Class A, Class B and Class C Shares Prospectuses, and should be read in conjunction with such Prospectuses.

Addition of Disclosure Regarding Short-Term Trading

The Prospectuses are hereby amended and supplemented to add disclosure regarding the Massachusetts Tax Free Money Market Fund's (the "Fund") policies on short-term trading. In the section entitled "Purchasing and Selling Fund Shares," after the sub-section entitled "How the Fund Calculates NAV," the following language is hereby added:

Frequent Purchases and Redemptions of Fund Shares

"Market timing" refers to a pattern of frequent purchases and sales of the Fund's shares, often with the intent of earning arbitrage profits. Market timing can harm other shareholders in various ways, including by diluting the value of the shareholders' holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing the Fund to incur unwanted taxable gains, and forcing the Fund to hold excess levels of cash.

The Fund has not adopted a policy and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. Due to its use for cash sweep and other purposes, it is the Fund's expectation that this money market fund will be used by certain investors for short-term investment purposes.

Addition of Disclosure on Portfolio Holdings Information

The Prospectuses are hereby amended and supplemented to add disclosure regarding the Fund's policies on the disclosure of portfolio holdings information. After the section entitled "Purchasing and Selling Fund Shares," the following new section is hereby added:

Disclosure of Portfolio Holdings Information

Information regarding the Fund's policy and procedures on the disclosure of portfolio holdings information is available in the SAI. Portfolio holdings information for the Fund is available on the following website: http://www.seic.com/holdings_home_ria.asp. As of the most recent month-end, the Fund will post to the website the Fund's top ten holdings and full portfolio holdings. The Fund's top ten holdings will be available within ten (10) calendar days and the Fund's full portfolio holdings will be available within thirty (30) calendar days of the end of each month. Holdings information will remain on the website until the first business day of the fifth month after the date to which the data relates.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI TAX EXEMPT TRUST

Intermediate-Term Municipal Fund
Short Duration Municipal Fund
California Municipal Bond Fund
Massachusetts Municipal Bond Fund
New Jersey Municipal Bond Fund
New York Municipal Bond Fund
Pennsylvania Municipal Bond Fund
Institutional Tax Free Fund
Tax Free Fund
California Tax Exempt Fund
Pennsylvania Tax Free Fund
Massachusetts Tax Free Money Market Fund

Supplement Dated December 8, 2004
to the Statement of Additional Information Dated December 31, 2003

This Supplement provides new and additional information beyond that contained in the Statement of Additional Information ("SAI"), and should be read in conjunction with such SAI.

Change in Investment Adviser and Approval of a "Manager of Managers" Structure for the California Tax Exempt, Pennsylvania Tax Free, Tax Free and Institutional Tax Free Funds

On October 27, 2004, at a special meeting of the shareholders of the Intermediate-Term Municipal, Short Duration Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, Pennsylvania Municipal Bond, Institutional Tax Free, Tax Free, California Tax Exempt, Pennsylvania Tax Free and Massachusetts Tax Free Money Market Funds (each a "Fund" and, together, the "Funds"), each a portfolio of the SEI Tax Exempt Trust, the shareholders of the California Tax Exempt, Pennsylvania Tax Free, Tax Free and Institutional Tax Free Funds approved: (i) the operation of the Funds under a "manager of managers" structure, which allows the Board of Trustees to appoint additional and replacement investment sub-advisers for the Funds without obtaining shareholder approval; and (ii) the appointment of SEI Investments Management Corporation ("SIMC") as the Funds' investment adviser and "manager of managers." As of November 1, 2004, SIMC will serve as the California Tax Exempt, Pennsylvania Tax Free, Tax Free and Institutional Tax Free Funds' investment adviser and "manager of managers" under a new investment advisory agreement approved by the shareholders of those Funds.

In connection with the approval of the "manager of managers" structure for the California Tax Exempt, Pennsylvania Tax Free, Tax Free and Institutional Tax Free Funds and the approval of SIMC as those Funds' investment adviser, the disclosure under the sub-sections entitled "General" and "Manager of Managers Structure" of the section entitled "The Advisers and Sub-Advisers" is hereby deleted and replaced with the following:

THE ADVISER AND SUB-ADVISERS

General. SEI Investments Management Corporation ("SIMC") serves as investment adviser to the Funds. SIMC is a wholly-owned subsidiary of SEI Investments, a financial services company. The principal business address of SIMC and SEI Investments is Oaks, Pennsylvania 19456. SEI Investments was founded in 1968 and is a leading provider of investment solutions to banks, institutional investors, investment advisers and insurance companies. SIMC and its affiliates currently serve as adviser to more than 8 investment companies, including more than 60 funds, with more than $67.3 billion in assets as of September 30, 2004.

Manager of Managers Structure. SIMC is the investment adviser to the Massachusetts Municipal Bond, New York Municipal Bond, California Municipal Bond, New Jersey Municipal Bond,

Pennsylvania Municipal Bond, Intermediate-Term Municipal, Short Duration Municipal, Massachusetts Tax Free Money Market, Institutional Tax Free, Tax Free, California Tax Exempt and Pennsylvania Tax Free Funds, and operates as a "manager of managers." SIMC and the Trust have obtained an exemptive order from the SEC that permits SIMC, with the approval of the Trust's Board of Trustees, to hire, retain or terminate sub-advisers unaffiliated with SIMC for the Funds without submitting the sub-advisory agreements to a vote of the Funds' shareholders. Among other things, the exemptive relief permits the disclosure of only the aggregate amount payable by SIMC under all such sub-advisory agreements. The Funds will notify shareholders in the event of any addition or change in the identity of their sub-advisers.

SIMC oversees the investment advisory services provided to the Funds and may manage the cash portion of the Funds' assets. Pursuant to separate sub-advisory agreements with SIMC, and under the supervision of SIMC and the Board of Trustees, the sub-advisers to the Funds are generally responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. Sub-advisers also are responsible for managing their employees who provide services to the Funds. Sub-advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the sub-advisers' skills and investment results in managing assets for specific asset classes, investment styles and strategies.

Subject to Board review, SIMC allocates and, when appropriate, reallocates the Funds' assets to the sub-advisers, monitors and evaluates the sub-advisers' performance, and oversees sub-adviser compliance with the Funds' investment objectives, policies and restrictions. SIMC has the ultimate responsibility for the investment performance of the Funds due to its responsibility to oversee sub-advisers and recommend their hiring, termination and replacement.

For its advisory services, SIMC receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.33% of the average daily net assets of the Intermediate-Term Municipal, Short Duration Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, and New York Municipal Bond Funds, 0.35% of the average daily net assets of the Pennsylvania Municipal Bond Fund and 0.04% of the average daily net assets of the Massachusetts Tax Free Money Market Fund. For its advisory services to the California Tax Exempt, Pennsylvania Tax Free, Institutional Tax Free and Tax Free Funds, SIMC receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.05% on the first $500 million, 0.04% on the next $500 million and 0.03% thereafter, calculated by aggregating the assets of the California Tax Exempt, Pennsylvania Tax Free, Tax Free and Institutional Tax Free Funds and applying this fee schedule and then allocating the fee to each of these Funds based upon its relative net assets. SIMC pays the sub-advisers out its investment advisory fees.

Weiss, Peck & Greer Investments ("WPG") serves as investment sub-adviser to the California Tax Exempt, Pennsylvania Tax Free, Institutional Tax Free, Tax Free, Short Duration Municipal and Massachusetts Tax Free Money Market Funds. WPG is a division of Robeco USA, L.L.C., which is an SEC registered investment adviser. Robeco USA, Inc. is the US parent company of Robeco USA, L.L.C. The indirect parent company of Robeco USA, Inc. is Robeco Group. Robeco Group, a large cooperative bank in the Netherlands comprised of approximately 420 independent banks, is wholly-owned by Rabobank.

Standish Mellon Asset Management Co. LLC ("Standish"), serves as investment sub-adviser to the Pennsylvania Municipal Bond, Massachusetts Municipal Bond, New York Municipal Bond and Intermediate-Term Municipal Funds. Standish is wholly owned by Standish Mellon Asset Management Holdings, LLC, which in turn is owned by the Mellon Financial Corporation.

McDonnell Investment Management, LLC ("McDonnell"), serves as investment sub-adviser to the New Jersey Municipal Bond and California Municipal Bond Funds. McDonnell is 100% employee owned and is managed by an Executive Committee. Dennis J. McDonnell owns more than 25% of the interests of McDonnell and serves as Manager of McDonnell.

Change in Fundamental and Non-Fundamental Policies in the Investment Limitations of the Funds

On October 27, 2004, at a special meeting of shareholders of the Funds, the Funds' shareholders approved changes to the Funds' fundamental and non-fundamental investment limitations. Accordingly, the SAI is hereby amended and supplemented to reflect such changes by deleting the "Fundamental Policies" and "Non-Fundamental Policies" provisions in the section entitled "Investment Limitations" and replacing them with the following:

The following are fundamental and non-fundamental policies of the Funds. The percentage limitations (except for the limitation on borrowing) set forth below will apply at the time of the purchase of a security, and shall not be violated unless an excess or deficiency occurs, immediately after or as a result of a purchase of such security.

Fundamental Investment Limitations.

The following investment limitations are fundamental policies of each Fund and may not be changed without shareholder approval.

A Fund may not:

  1.  Purchase securities of an issuer if it would cause the Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. This investment limitation does not apply to the California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond and Massachusetts Tax Free Money Market Funds.

  2.  Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  3.  Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  4.  Make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  5.  Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  6.  Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

Non-Fundamental Investment Limitations.

The following non-fundamental policies apply to the California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond and New York Municipal Bond Funds. These non-fundamental policies may be changed by the Board of Trustees without shareholder approval.

A Fund may not:

  1.  Pledge, mortgage or hypothecate assets except to secure permitted borrowings or related to the deposit of assets in escrow or in segregated accounts in compliance with the asset segregation requirements imposed by Section 18 of the 1940 Act, or any rule or SEC staff interpretation thereunder.

  2.  Invest in companies for the purpose of exercising control.

  3.  Purchase securities on margin or effect short sales, except that each Fund may: (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements of Section 18 of the 1940 Act.

  4.  Purchase securities which are not readily marketable if, in the aggregate, more than 15% of its total assets would be invested in such securities.

  5.  Purchase or hold illiquid securities, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its total assets would be invested in illiquid securities.

  6.  Invest its assets in securities of any investment company, except as permitted by the 1940 Act.

  7.  Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

  8.  Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowings. To the extent that its borrowings exceed 5% of its assets: (i) all borrowings will be repaid before the Fund makes additional investments and any interest paid on such borrowings will reduce income; and (ii) asset coverage of at least 300% is required.

  9.  Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that each Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

  10.  Purchase or sell real estate, physical commodities or commodities contracts, except that each Fund may purchase: (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

  11.  Issue senior securities (as defined in the 1940 Act), except as permitted by rule, regulation or order of the SEC.

  12.  Invest in interests in oil, gas or other mineral exploration or development programs and oil, gas or mineral leases.

The following non-fundamental policies apply to the Tax Free, Institutional Tax Free, California Tax Exempt, Pennsylvania Tax Free, Intermediate-Term Municipal and Pennsylvania Municipal Bond Funds. These non-fundamental policies may be changed by the Board of Trustees without shareholder approval. It is a non-fundamental policy of the Intermediate-Term Municipal and Pennsylvania Municipal Bond Funds to abide by the maturity restrictions and to invest solely in the permitted investments described in this Statement of Additional Information and in their respective prospectuses.

A Fund may not:

  1.  Purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of the total assets of the Fund (based on current market value at the time of investment) would be invested in the securities of such issuer; provided, however, that each Fund (except the Intermediate-Term Municipal and Pennsylvania Municipal Bond Funds) may invest up to 25% of its total assets without regard to this restriction of, and as permitted by, Rule 2a-7 under the 1940 Act.

  2.  Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

  3.  Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of total assets. The California Tax Exempt Fund has a fundamental policy that, to the extent such borrowing exceeds 5% of the value of the Fund's total assets, borrowing will be done from a bank and in accordance with the requirements of the 1940 Act. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate heavy redemption requests if they should occur and is not for investment purposes. All borrowings of the Funds, in excess of 5% of their total assets, will be repaid before making additional investments and any interest paid on such borrowings will reduce income.

  4.  Purchase securities of other investment companies, except that the Intermediate-Term Municipal, Pennsylvania Municipal Bond and Pennsylvania Tax Free Funds may only purchase securities of money market funds, as permitted by the 1940 Act and the rules and regulations thereunder.

  5.  Make loans, except that each Fund may purchase or hold debt instruments in accordance with its investment objective and policies and may enter into repurchase agreements, provided that repurchase agreements maturing in more than seven days, restricted securities and other illiquid securities are not to exceed, in the aggregate, 10% of the Fund's net assets, except for the Intermediate-Term Municipal Fund, for which it cannot exceed 15% of the Fund's net assets.

  6.  Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by a Fund's borrowing limitation described above in aggregate amounts not to exceed 10% of the net assets of such Fund taken at current value at the time of the incurrence of such loan.

  7.  Invest in companies for the purpose of exercising control.

  8.  Acquire more than 10% of the voting securities of any one issuer.

  9.  Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts including futures contracts. However, subject to its permitted investments, any Fund may invest in municipal securities or other obligations secured by real estate or other interests therein.

  10.  Make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions.

  11.  Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described in this Statement of Additional Information or as permitted by rule, regulation or order of the SEC.

  12.  Purchase warrants, puts, calls, straddles, spreads or combinations thereof, except as permitted by this Statement of Additional Information.

  13.  Invest in interests in oil, gas or other mineral exploration or development programs. The Institutional Tax Free Fund and the California Tax Exempt Fund may not invest in oil, gas or mineral leases.

  14.  Invest more than 25% of total assets in issuers within the same state or similar type projects (except in specified categories). This investment limitation applies to the Intermediate-Term Municipal Fund, Tax Free Fund, Institutional Tax Free Fund and Pennsylvania Municipal Bond Fund. For the Pennsylvania Municipal Bond Fund, this limitation does not apply to the extent stated in its investment objective and policies.

The following non-fundamental policies apply to the Massachusetts Tax Free Money Market Fund. These non-fundamental policies may be changed by the Board of Trustees without shareholder approval.

The Fund may not:

  1.  With respect to 75% of its total assets, purchase securities of any issuer (other than U.S. Government securities or securities subject to a guarantee issued by a person not controlled by the issuer) if, as a result, more than 5% of total assets would be invested in the securities of such issuer; provided that the Fund may not invest more than 5% of its total assets in securities of a single issuer unless such securities are first tier securities. In determining compliance with this restriction, the provisions of Rule 2a-7 under the 1940 Act shall apply.

  2.  Purchase second tier conduit securities of any issuer (other than securities subject to a guarantee issued by a person not controlled by the issuer) if, as a result, more than the greater of 1% of its total assets or $1 million would be invested in second tier conduit securities of such issuer. In determining compliance with this restriction, the provisions of Rule 2a-7 under the 1940 Act shall apply.

  3.  Invest in companies for the purpose of exercising control.

  4.  Purchase illiquid securities, i.e., securities that cannot be disposed at approximately the amount at which the Fund has valued them in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 10% of its total assets would be invested in illiquid securities.

  5.  Purchase securities of other investment companies, except that the Fund may purchase securities of money market funds, as permitted by the 1940 Act and any rule, regulation and order thereunder, including Rule 2a-7 under the 1940 Act.

  6.  Sell securities short unless it owns the security or the right to obtain the security or equivalent securities (transactions in futures contracts and options are not considered selling securities short).

  7.  Purchase securities on margin, except that the Fund may obtain short-term credits that are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

  8.  Purchase any securities which would cause 25% or more of the total assets of the Fund, based on current value at the time of such purchase, to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in: (a) obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities; or (b) obligations of state or municipal governments and their political subdivisions.

  9.  Borrow, except that the Fund may: (a) borrow from banks for temporary or emergency purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities; and (b) to the extent consistent with the Fund's investment objective and policies, enter into reverse repurchase agreements, forward roll transactions and similar investment techniques and strategies. To the extent it engages in transactions described in (a) and (b), the Fund will be limited so that no more than 33 1/3% of its total assets (including the amount borrowed), less liabilities (not including the amount borrowed) valued at the time the borrowing is made, is derived from such transactions.

  10.  Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may: (a) purchase or hold debt instruments in accordance with its investment objective and policies; (b) enter into repurchase agreements; and (c) loan its portfolio securities, to the fullest extent permitted under the 1940 Act, and any rules, regulations or order thereunder.

  11.  Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts including futures contracts. However, subject to its permitted investments, the Fund may: (a) invest in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) hold or sell real estate received in connection with securities it holds or held; or (c) trade in futures contracts and options on futures (including options on currencies) to the extent consistent with the Fund's investment objective and policies.

  12.  Issue senior securities (as defined by the 1940 Act) except in connection with permitted borrowings as described in this Statement of Additional Information or as permitted by the 1940 Act, and any rule, regulation or order of the SEC thereunder.

The following non-fundamental policies apply to the Short Duration Municipal Fund. These non-fundamental policies may be changed by the Board of Trustees without shareholder approval.

The Fund may not:

  1.  Pledge, mortgage or hypothecate assets except to secure permitted borrowings or related to the deposit of assets in escrow or in segregated accounts in compliance with the asset segregation requirements imposed by Section 18 of the 1940 Act, or any rule or SEC staff interpretation thereunder.

  2.  Invest in companies for the purpose of exercising control.

  3.  Purchase securities on margin or effect short sales, except that the Fund may: (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements of Section 18 of the 1940 Act.

  4.  Invest its assets in securities of any investment company, except as permitted by the 1940 Act or any rule, regulation or order thereunder.

  5.  Purchase or hold illiquid securities, if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

  6.  With respect to 75% of its total assets: (i) purchase the securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.

  7.  Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. For purposes of this industry concentration limitation: (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (iii) supranational agencies will be deemed to be issuers conducting their principal business activities in the same industry; and (iv) governmental issuers within a particular country will be deemed to be conducting their principal business activities in that same industry.

  8.  Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

  9.  Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

  10.  Purchase or sell real estate, physical commodities or commodities contracts, except that the Fund may purchase: (i) marketable securities issued by companies which own or invest in real estate

(including real estate investment trusts), commodities or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

  11.  Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies that either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowing. Asset coverage of at least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes in an amount not exceeding 5% of its total assets.

The following descriptions of the 1940 Act may assist shareholders in understanding the above policies and restrictions.

Diversification. Under the 1940 Act, a diversified investment management company, as to 75% of its total assets, may not purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agents or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be held by the fund.

Concentration. The SEC has presently defined concentration as investing 25% or more of an investment company's net assets in an industry or group of industries, with certain exceptions.

Borrowing. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

Senior Securities. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

Lending. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies. Each Fund's non-fundamental investment policy on lending is set forth above.

Underwriting. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

Real Estate. The 1940 Act does not directly restrict a fund's ability to invest in real estate, but does require that every fund have a fundamental investment policy governing such investments. Each Fund has adopted a fundamental policy that would permit direct investment in real estate. However, each Fund has a non-fundamental investment limitation that prohibits it from investing directly in real estate. This non-fundamental policy may be changed only by vote of each Fund's Board of Trustees.

In addition, the second paragraph of the sub-section entitled "California Municipal Bond Fund" of the section entitled "Investment Objectives and Policies" is hereby deleted and replaced with the following:

As a fundamental policy, the Fund will, under normal circumstances, invest at least 80% of its net assets in investment grade municipal securities that pay interest that is exempt from Federal and California state income taxes ("California Securities"). Under normal circumstances, the Fund will invest at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the Federal alternative minimum tax. California Securities constitute municipal obligations of the state of California and its political subdivisions or municipal authorities, as well as municipal obligations issued by territories or possessions of the United States, such as Puerto Rico. In addition, for temporary defensive purposes when, in the opinion of SIMC or McDonnell Investment Management, LLC ("McDonnell"), the Fund's investment sub-adviser, such securities are not readily available or of sufficient quality, the Fund can invest up to 100% of its assets in securities which pay interest which is exempt only from Federal income taxes or in taxable securities as described below.

In addition, the second paragraph of the sub-section entitled "Massachusetts Municipal Bond Fund" of the section entitled "Investment Objectives and Policies" is hereby deleted and replaced with the following:

As a fundamental policy, the Fund will, under normal circumstances, invest at least 80% of its net assets in investment grade municipal securities that pay interest that is exempt from both Federal and Massachusetts state income taxes ("Massachusetts Securities"). Under normal circumstances, the Fund will invest at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the Federal alternative minimum tax. Massachusetts Securities constitute municipal obligations of the Commonwealth of Massachusetts and its political subdivisions or municipal authorities, as well as municipal obligations issued by territories or possessions of the United States, such as Puerto Rico. In addition, for temporary defensive purposes when, in the opinion of SIMC or Standish, the Fund's investment sub-adviser, such securities are not readily available or of sufficient quality, the Fund can invest up to 100% of its assets in securities which pay interest which is exempt only from Federal income taxes or in taxable securities as described below.

In addition, the second paragraph of the sub-section entitled "New Jersey Municipal Bond Fund" of the section entitled "Investment Objectives and Policies" is hereby deleted and replaced with the following:

As a fundamental policy, the Fund will, under normal circumstances, invest at least 80% of its net assets in investment grade municipal securities that pay interest that is exempt from both Federal and New Jersey state income taxes ("New Jersey Securities"). Under normal circumstances, the Fund will invest at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the Federal alternative minimum tax. New Jersey Securities constitute municipal obligations of the State of New Jersey and its political subdivisions or municipal authorities, as well as municipal obligations issued by territories or possessions of the United States, such as Puerto Rico. In addition, for temporary defensive purposes when, in the opinion of SIMC or McDonnell, the Fund's investment sub-adviser, such securities are not readily available or of sufficient quality, the Fund can invest up to 100% of its assets in securities which pay interest which is exempt only from Federal income taxes or in taxable securities as described below.

In addition, the second paragraph of the sub-section entitled "New York Municipal Bond Fund" of the section entitled "Investment Objectives and Policies" is hereby deleted and replaced with the following:

As a fundamental policy, the Fund will, under normal circumstances, invest at least 80% of its net assets in investment grade municipal securities that pay interest that is exempt from both Federal and New York state and city income taxes ("New York Securities"). Under normal circumstances, the Fund will invest at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the Federal alternative minimum tax. New York Securities constitute municipal obligations of the State of New York and its political subdivisions or municipal authorities, as well as municipal obligations issued by territories or possessions of the United States, such as Puerto Rico. In addition, for temporary defensive purposes when, in the opinion of SIMC or Standish, the Fund's investment sub-adviser, such securities are not readily available or of sufficient quality, the Fund can invest up to 100% of its assets in securities which pay interest which is exempt only from Federal income taxes or in taxable securities as described below.

In addition, the second paragraph of the sub-section entitled "Pennsylvania Municipal Bond Fund" of the section entitled "Investment Objectives and Policies" is hereby deleted and replaced with the following:

As a fundamental policy, the Fund will, under normal circumstances, invest at least 80% of its net assets in investment grade municipal securities that pay interest that is exempt from both Federal and Pennsylvania state income taxes. Under normal circumstances, the Fund will invest at least 90% (and intends to invest 100%) of its net assets in securities the interest on which is not a preference item for purposes of the Federal alternative minimum tax. In addition, for temporary defensive purposes when, in the opinion of SIMC or Standish, the Fund's investment sub-adviser, such securities are not readily available or of sufficient quality, the Fund can invest up to 100% of its assets in securities which pay interest which is exempt only from Federal income taxes or in taxable securities as described below.

Election of a New Trustee

On October 27, 2004, at a special meeting of the shareholders of the Funds, shareholders voted to elect a new Trustee. Accordingly, the SAI is amended and supplemented to reflect the addition of James M. Williams as a Trustee of the Funds.

Addition of Disclosure on Portfolio Holdings Information

The SAI is hereby amended and supplemented to add disclosure regarding the Funds' policies on the disclosure of portfolio holdings information. Accordingly, after the section entitled "Portfolio Turnover" the following new section is hereby added:

  DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

Information regarding the availability of the Funds' portfolio holdings can be obtained on the Internet at the following address: http://www.seic.com/holdings_home_ria.asp (the "Portfolio Holdings Website").

Ten calendar days after each month end, a list of the top ten portfolio holdings in each Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Thirty calendar days after the end of each month, a list of all portfolio holdings in each Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the first business day of the fifth month after the date to which the data relates, at which time it will be permanently removed from the site.

Portfolio holdings information may be provided to independent third party reporting services (e.g., Lipper or Morningstar), but will be delivered no earlier than the date such information is posted on the Portfolio Holdings Website, unless the reporting service executes an agreement with the Trust which provides that: (i) the portfolio holdings information will be kept confidential; and (ii) the person will not trade on the information. Portfolio holdings information may also be provided at any time to the Funds' Trustees and service providers, as well as to state and federal regulators and government agencies, and as otherwise requested by law or judicial process.

Neither the Funds, SIMC, nor any other service provider to the Funds may receive compensation or other consideration for providing portfolio holdings information.

The Funds file a complete schedule of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE